Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax expense [abstract]
Major Components of Income Tax Expense
(a)
Components of income tax expense:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Current income tax:
Current income tax on profits for the period	426,878	273,836	111,904
Income tax on unappropriated retained earnings	85,607	66,066	14,012
Prior year income tax overestimation	(182,778)	(127,768)	(74,207)
Total current income tax	329,707	212,134	51,709
Deferred income tax:
Relating to origination and reversal of temporary differences	(29,046)	(4,617)	(11,603)
Income tax expense	300,661	207,517	40,106

Deferred Tax Charged to Other Comprehensive Income
(b)
The income tax (charge)/credit relating to components of other comprehensive income are as follows:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Unrealized loss (gain) on valuation of financial assets at fair value through other comprehensive income	(51,638)	(3,458)	8,820
Remeasurement of defined benefit obligations	2,140	11,261	12,561
	(49,498)	7,803	21,381

Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax
b)
Reconciliation of income tax expense and the accounting profit:

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Tax calculated based on profit before tax and statutory tax rate	451,676	338,116	119,094
Effects from adjustments based on regulation	(74,094)	(38,880)	(19,839)
Gain (loss) on investment in associates	19,228	(31,151)	—
Prior year income tax overestimation	(182,778)	(127,768)	(74,207)
Income tax on unappropriated retained earnings	85,607	66,066	14,012
Effect of different tax rates in countries in which the Group operates	1,022	1,134	1,046
Income tax expense	300,661	207,517	40,106

Details of Deferred Tax Assets (Liabilities)
c)
The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2023
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	21,126	16,127	—	37,253
Property, plant and equipment	38,894	1,847	—	40,741
Provisions	12,859	1,518	—	14,377
Deferred revenue	8,132	(6,506)	—	1,626
Net defined benefit liability	48,433	(4,236)	(2,140)	42,057
Unrealized exchange losses	24,217	(6,032)	—	18,185
Others	5,625	3,418	—	9,043
Total	159,286	6,136	(2,140)	163,282
Deferred tax liabilities
Property, plant and equipment	(116,974)	42,142	—	(74,832)
Financial assets at fair value through other comprehensive income	(72,843)	—	51,638	(21,205)
Gain on investment in associates	(11,923)	(19,228)	—	(31,151)
Others	(1)	(4)	—	(5)
Total	(201,741)	22,910	51,638	(127,193)
Information presented on statements of financial position:
Deferred tax assets	159,286			163,282
Deferred tax liabilities	(201,741)			(127,193)

	2024
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	37,253	(5,223)	—	32,030
Property, plant and equipment	40,741	1,711	—	42,452
Provisions	14,377	(10)	—	14,367
Deferred revenue	1,626	(1,626)	—	—
Net defined benefit liability	42,057	(4,879)	(11,261)	25,917
Unrealized exchange losses	18,185	(18,185)	—	—
Others	9,043	2,404	—	11,447
Total	163,282	(25,808)	(11,261)	126,213
Deferred tax liabilities
Property, plant and equipment	(74,832)	9,086	—	(65,746)
Unrealized exchange gains	—	(9,810)	—	(9,810)
Financial assets at fair value through other comprehensive income	(21,205)	—	3,458	(17,747)
Gain on investment in associates	(31,151)	31,151	—	—
Others	(5)	(2)	—	(7)
Total	(127,193)	30,425	3,458	(93,310)
Information presented on statements of financial position:
Deferred tax assets	163,282			126,213
Deferred tax liabilities	(127,193)			(93,310)

	2025
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	32,030	(872)	—	31,158
Property, plant and equipment	42,452	108	—	42,560
Provisions	14,367	3,500	—	17,867
Net defined benefit liability	25,917	(5,232)	(12,561)	8,124
Impairment loss on financial assets	—	2,000	—	2,000
Others	11,447	(107)	—	11,340
Total	126,213	(603)	(12,561)	113,049
Deferred tax liabilities
Property, plant and equipment	(65,746)	3,454	—	(62,292)
Unrealized exchange gains	(9,810)	8,745	—	(1,065)
Financial assets at fair value through other comprehensive income	(17,747)	—	(8,820)	(26,567)
Others	(7)	7	—	—
Total	(93,310)	12,206	(8,820)	(89,924)
Information presented on statements of financial position:
Deferred tax assets	126,213			113,049
Deferred tax liabilities	(93,310)			(89,924)